Taxes on Income - Schedule of Reconciliation of Unrecognized Tax Benefits (Details) (10-KT) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 154	$ 154	$ 127
Additions for current year's tax position			27
Balance at the end of year	$ 154	$ 154	$ 154